Other Income And Other Expenses	12 Months Ended
Dec. 31, 2022
Other Income And Expenses [Abstract]
Other Income And Other Expenses
NOTE 28: OTHER INCOME AND OTHER EXPENSES
Other income

(€‘000)	For the year ended December 31,
	2022	2021	2020
Grant income (RCA’s)	1 137	2 731	2 311
Grant income (Other)	910	1 448	779
Remeasurement of RCA’s	1 447	—	933
R&D tax credit	462	687	657
Gain on sale of CTMU activities	5 187	—	—
Gain on sales of Property, plant & equipment	—	—	35
Remeasurement of Leases	169	—	—
Other	48	43	17

Total Other Income	9 360	4 909	4 731

In 2022, other income is mainly related to:

•
Grant income (RCAs): additional grant income has been recognized in 2022 on grants in the form of recoverable cash advances (RCAs) for contracts numbered 8212, 8436 and 1910028. In accordance with IFRS standards, the Company has earned grants for the period amounting to €
1.6
 million, out of which €
0.5
 million is accounted for as a financial liability (see notes 19 and 24) and the remaining €
1.1
 million as a grant income. The decrease compared to December 31, 2021 is mainly associated with the decrease on additional grant income recognized on these conventions due to advancement of the subsidized programs;

•
The remeasurement income on the recoverable cash advances (RCAs) of €1.4 million for the year 2022 is mainly related to the Group decision to discontinue its remaining clinical programs (see note 24), while the
remeasurement on the recoverable cash advances (RCAs) was an expense for the year ended December 31, 2021;

•
Grant income (Others): additional grant income has been recognized in 2022 on grants received from the regional government (contract numbered 8516), not referring to RCAs and not subject to reimbursement. The decrease compared to December 31, 2021 is mainly due to grant income recognized on grants received from the Federal Belgian Institute for Health Insurance Inami (€0.3 million) for which no revenue has been recognized in 2022 and from the regional government (contracts numbered 8066 and 8516 for €1.1 million) as the convention 8066 has been closed in 2021;

•
R&D tax credit: the current year income decreased compared to December 31, 2021 due to lower eligible expenses on clinical activities and prioritization of discovery research in areas of expertise where it can leverage the differentiated nature of the Group’s platforms;

•
Gain on sale of CTMU activities results from the terms of the asset purchase agreement between Celyad Oncology and Cellistic under which Cellistic agreed to acquire Celyad Oncology’s Manufacturing Business Unit for a total consideration of €
6.0
 million (see note 5.1). The book value of assets sold to Cellistic was €
0.6
 million (see note 5.7) and allocated goodwill totaled €
0.2
 million (see note 5.6.1); and

•
Remeasurement of leases: results from the difference between the decrease in the lease liability and the decrease in the right-of-use asset both primarily driven by the termination of leases associated to CTMU facilities and the termination of the current lease associated to the corporate offices before their relocation in 2023.

In 2021, other income was mainly related to:

•
Grant income (RCAs): additional grant income had been recognized in 2021 on grants in the form of recoverable cash advances (RCAs) for contracts numbered 8087, 8088, 8212, 8436 and 1910028. According to IFRS standards, the Company had earned grants for the period amounting to €2.7 million and a liability component of €1.6 million was accounted for as a financial liability. The increase compared to December 31, 2020 is mainly associated with additional grant income recognized on new conventions signed during the last quarter of 2020 (contracts numbered 8212 and 8436) and on convention numbered 1910028, partly compensated by the decrease on grant income recognized on conventions associated to autologous programs (contract numbered 7685, 8087 and 8088);

•
Grant income (Others): additional grant income had been recognized in 2021 on grants received from the Federal Belgian Institute for Health Insurance Inami (€0.3 million) and from the regional government (contracts numbered 8066 and 8516 for €1.1 million), not referring to RCAs and not subject to reimbursement. The increase compared to December 31, 2020 was mainly due to grant income recognized on new convention signed in the last quarter of 2021 with the regional government (contract numbered 8516);

•
the remeasurement income on the recoverable cash advances (RCAs) of €0.9 million for the year 2020, which had been mainly related to the Group decision to update assumptions associated with the timing of the potential commercialization of the Group’s autologous AML/MDS CAR T program, while the remeasurement on the recoverable cash advances (RCAs) was an expense for the year ended December 31, 2021; and

•
with respect to R&D tax credit, the income was predicated on a R&D tax credit recorded (€0.7 million), which had been updated taking into account all information available at this date and was in line with previous year.

Other expenses

(€‘000)	For the year ended December 31,
	2022	2021	2020
Clinical Development milestone payment	—	—	69
Remeasurement of RCA’s	—	328	—
Loss on disposals of Property, plant & equipment	132	1	10
Loss on disposals of Intangible assets	58	—	—
Amendment fees on license agreement	—	1 104	—
Other	149	33	35

Total Other Expenses	339	1 466	114

As of December 31, 2022, the decrease of other expenses compared to December 31, 2021, is mainly related to the amendment fees on license agreement with Dartmouth for €1.1 million in 2021, while there has been no such amendment in 2022.
For
 the year ended December 31, 2020, other expenses had mainly referred to clinical development milestones for (€
0.1
million) paid to Dartmouth after that the Group successfully dosed the first patient with
CYAD-02
in
CYCLE-1
trial for r/r AML and MDS treatment.